Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2012	Dec. 31, 2013 External Valuation Adjustments [Member]	Dec. 31, 2013 Customer list/relationships [Member] External Valuation Adjustments [Member]	Dec. 31, 2013 Other intangibles [Member] External Valuation Adjustments [Member]	Dec. 21, 2012 D&R acquisition [Member]	Dec. 31, 2013 D&R acquisition [Member]	Dec. 31, 2012 D&R acquisition [Member]	Jan. 23, 2012 Valpey-Fisher acquisition [Member]	Dec. 31, 2013 Valpey-Fisher acquisition [Member]
Business Acquisition [Line Items]
Business acquisition price	$ 2,900,000							$ 63,500,000			$ 18,300,000
Date of acquisition								Dec. 21, 2012				Jan. 23, 2012
Fair value of accounts receivable and (Decrease) due to external adjustments					260,000					7,693,000
Goodwill, Tax deduction period									15 years
Increase in intangible assets due to fair value adjustment						6,228,000	10,255,000
Increased other indefinite lived intangible due to fair value adjustment		690,000	870,000		50,000
Increase in account payable due to fair value adjustment					3,000
Increase in other accrued liabilities due to fair value adjustment		24,580,000	30,494,000		11,000
Reduction in goodwill due to fair value adjustment					3,803,000
Percentage of common stock acquired											100.00%
Fair value of accounts receivable acquired				$ 2,479,000